ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
December 31, 2024 (Unaudited)

The unaudited consolidated schedule of investments of Coller Secondaries Private Equity Opportunities Fund ("C-SPEF" or the “Fund”), a newly organized Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which commenced operations on April 1, 2024, as of December 31, 2024, is set forth below:

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	% of Shareholders’ Capital	Fair Value
Private Equity Investments (110.02%)
Direct Investments (0.06%)
Direct Equity (0.06%)
Silverfort Inc.+,[a]	Middle East	Growth	4/1/2024	0.06%	$250,000
Total Direct Equity (Cost $250,000) (0.06%)					$250,000
Total Direct Investments (Cost $250,000) (0.06%)					$250,000
Primary Investments (4.70%)
A11 USD (Feeder)[a]	Europe	Leveraged Buyout	4/1/2024	0.03%	116,510
EQT Healthcare Growth (No.1) SCSp[a],[b]	Europe	Leveraged Buyout	11/19/2024	(0.05)%	(195,561)
VIP V Feeder S.C.Sp.[a]	Europe	Leveraged Buyout	5/23/2024	0.10%	380,009
CB Offshore Technology Fund IIa	North America	Leveraged Buyout	6/18/2024	0.06%	216,181
Dextra Investment VII Lux S.C.Sp.[a]	North America	Co-Investment	10/31/2024	4.56%	17,883,136
Total Primary Investments (Cost $17,134,126) (4.70%)					$18,400,275
Secondary Investments (105.26%)
Affinity Asia Pacific Fund IV L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1.58%	6,181,366
BPEA Private Equity Fund VI, L.P.2[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1.12%	4,386,431
Carlyle Asia Partners V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	0.85%	3,342,472
Hony Capital Fund V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	0.43%	1,668,955
Navis Asia Fund VII, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1.85%	7,266,024
TPG Asia VII-B, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	0.50%	1,952,065
Victoria South American Partners II, L.P.[a]	Central & South America	Leveraged Buyout	4/1/2024	0.25%	977,137
A10 Feeder, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.86%	3,370,204
Advent International GPE VII-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.42%	1,661,155
Alteri Extended Value L.P.[a],[c]	Europe	Leveraged Buyout	11/29/2024	7.24%	28,363,873
Apax VIII - Ba	Europe	Leveraged Buyout	4/1/2024	0.15%	577,553
Apse Capital II L.P.[a]	Europe	Leveraged Buyout	10/28/2024	6.02%	23,604,739
Astorg Normec Fund, L.P.[a]	Europe	Leveraged Buyout	9/24/2024	0.07%	282,558
Astorg VI, FCPI[a]	Europe	Leveraged Buyout	4/1/2024	0.45%	1,752,961
Astorg VII S.À R.L.[a]	Europe	Leveraged Buyout	4/1/2024	1.04%	4,061,242
Axcel V K/Sa	Europe	Leveraged Buyout	4/1/2024	0.37%	1,457,096
Carlyle Europe Partners V, S.C.Sp.[a]	Europe	Leveraged Buyout	4/1/2024	1.18%	4,609,094
CD&R Value Building Partners I, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.50%	1,963,841
CVC Capital Partners VI (A) LPa	Europe	Leveraged Buyout	4/1/2024	2.04%	7,986,167
Elysium Acquisition L.P.[a]	Europe	Leveraged Buyout	12/2/2024	2.26%	8,846,115
EQT IX (No.2) EUR SCSP[a]	Europe	Leveraged Buyout	4/1/2024	1.63%	6,372,234
Equistone Europe Fund IV-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.13%	520,626
HgCapital 8 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1.48%	5,808,187
HgCapital Mercury 2 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1.10%	4,301,574
IK VII No.1 LPa	Europe	Leveraged Buyout	4/1/2024	0.09%	349,979
KKR European Fund V, SCSp[a]	Europe	Leveraged Buyout	4/1/2024	1.57%	6,141,157
Nordic Capital IX Beta, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1.37%	5,377,865
Nordic Capital VIII Alpha, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.65%	2,547,831
PAI Europe VIa	Europe	Leveraged Buyout	4/1/2024	0.98%	3,828,916
Permira Va	Europe	Leveraged Buyout	4/1/2024	0.50%	1,955,163

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
December 31, 2024 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	% of Shareholders’ Capital	Fair Value
Secondary Investments (continued)
Sixth Cinven Fund (No.4) Limited Partnership[a]	Europe	Leveraged Buyout	4/1/2024	0.24%	$933,285
Vitruvian Investment Partnership III, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	3.02%	11,835,117
AEA Investors Fund V, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.28%	1,080,588
Apollo Investment Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.50%	5,877,413
Apollo Overseas Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.78%	3,052,784
Ares Corporate Opportunities Fund IV, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.35%	1,377,949
Bain Capital Fund (Lux) XII, SCSp[a]	North America	Leveraged Buyout	4/1/2024	0.77%	3,008,107
Bain Capital Fund X, L.P.[a]	North America	Leveraged Buyout	12/31/2024	1.21%	4,733,577
Blackstone Capital Part VI L.P.[a]	North America	Leveraged Buyout	12/31/2024	0.30%	1,174,248
Blackstone Capitalpart VII L.P.[a]	North America	Leveraged Buyout	12/31/2024	4.79%	18,755,903
Carlyle Partners VII[a]	North America	Leveraged Buyout	4/1/2024	1.08%	4,219,205
Carlyle Partners VII 3Bcobalt[a]	North America	Leveraged Buyout	12/31/2024	6.93%	27,158,953
CB Offshore CF I, L.P.[a]	North America	Leveraged Buyout	12/10/2024	1.74%	6,818,182
CB Offshore Equity Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.05%	4,122,033
Charlesbank Equity Fund VIII L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.77%	3,031,801
Clayton, Dubilier & Rice Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.60%	6,261,732
Clayton, Dubilier & Rice Fund X, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.30%	5,099,432
Gasherbrum Fund II, L.P.[a]	North America	Leveraged Buyout	6/7/2024	6.03%	23,606,898
Gryphon Partners V-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.77%	6,946,041
Harren Investors III, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.40%	5,503,912
KKR Americas Fund XII EEA, L.Pa	North America	Leveraged Buyout	4/1/2024	2.63%	10,324,682
Kohlberg Fund VIII[a]	North America	Leveraged Buyout	4/1/2024	2.42%	9,479,785
Lindsay Goldberg Attain L.P.[a]	North America	Leveraged Buyout	12/2/2024	2.56%	10,027,887
Nautic Partners VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.41%	1,615,027
Permira 45 CF SCSp[a],[c]	North America	Leveraged Buyout	4/1/2024	13.82%	54,161,468
Thoma Bravo Fund XIII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	2.38%	9,343,914
TPG Healthcare Partners, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.15%	585,415
TPG IX Cardiff CI II, L.P.[a]	North America	Leveraged Buyout	11/2/2024	2.55%	10,000,000
TPG Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.73%	2,857,185
Trident VI Parallel Fund, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.75%	2,939,027
Vista Equity Partners Fund VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.99%	3,875,776
Vista Foundation IV-Aa	North America	Leveraged Buyout	4/1/2024	0.28%	1,093,089
Total Secondary Investments (Cost $371,881,744) (105.26%)					$412,414,995
Total Private Equity Investments (Cost $389,265,870) (110.02%)					$431,065,270

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
December 31, 2024 (Unaudited) (continued)

	Shares	Percentage of Net Assets	Fair Value
Short-Term Investments (0.01%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.43%[d]	37,821	0.01%	$37,821
Total Short-Term Investments (Cost $37,821) (0.01%)			$37,821
Total Investments (Cost $389,303,691) (110.03%)			$431,103,091
Other Assets/(Liabilities) ((10.03)%)			$(39,304,063)
Net Assets (100.00%)			$391,799,028

+	The fair value of the investment was determined using significant unobservable inputs.
a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2024 was $431,260,831 or 110.07% of Shareholders’ Capital. As of December 31, 2024, the aggregate cost of each investment restricted to resale was $250,000, $117,650, $0, $856,679, $238,240, $15,921,557, $4,584,031, $4,551,015, $3,059,353, $1,675,750, $6,971,973, $1,769,842, $1,746,211, $2,829,784, $1,756,372, $18,273,692, $1,032,486, $19,459,654, $304,497, $1,690,859, $4,054,687, $1,198,945, $4,813,705, $1,810,308, $7,811,289, $7,670,913, $6,279,804, $631,725, $5,609,476, $3,814,948, $409,800, $4,896,241, $5,480,251, $2,678,814, $372,016, $4,096,574, $3,098,737, $878,501, $11,002,949, $863,238, $5,632,658, $3,427,047, $1,509,961, $2,371,563, $4,101,723, $721,513, $16,386,744, $3,312,749, $618,622, $24,738,222, $6,886,934, $3,851,149, $3,221,542, $6,546,637, $4,871,171, $18,159,152, $6,773,621, $7,231,677, $5,855,994, $9,974,618, $8,330,529, $1,845,107, $49,339,120, $8,685,529, $483,785, $10,075,000, $2,302,275, $2,416,632, $4,018,979, $1,013,051, respectively, totaling $389,265,870.
b	Position or portion thereof unsettled as of December 31, 2024.
c	Through Permira 45 CF SCSp’s Portfolio Investments, C-SPEF has an indirect exposure to Cloud Services. Inc. of 7% of its Shareholders’ Capital. Through Alteri Extended Value’s Portfolio Investments, C-SPEF has an indirect exposure to CBR Fashion of 8% of its Shareholders’ Capital.
d	The rate shown is the annualized seven-day yield as of December 31, 2024.

A summary of outstanding financial instruments at December 31, 2024 is as follows:

Foreign Currency Forward Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
3/17/2025	State Street Bank & Trust Company	$7,898,038	€7,493,313	$7,784,436	$113,602
4/11/2025	Royal Bank of Canada	$11,779,971	£9,500,000	11,888,915	(108,944)
4/11/2025	Royal Bank of Canada	$26,444,891	€24,400,000	25,381,129	1,063,762
4/11/2025	Royal Bank of Canada	$22,747,194	€20,281,094	21,096,601	1,650,593
4/11/2025	Royal Bank of Canada	$19,330,199	£15,342,208	19,200,233	129,966
4/11/2025	Royal Bank of Canada	€3,465,500	$3,670,962	3,604,848	(66,114)
4/11/2025	Royal Bank of Canada	$3,107,735	£2,438,261	3,051,398	56,337
4/11/2025	State Street Bank & Trust Company	$10,835,030	€10,000,000	10,402,102	432,928
4/11/2025	State Street Bank & Trust Company	$12,490,280	£10,000,000	12,514,648	(24,368)
4/11/2025	State Street Bank & Trust Company	£1,675,601	$2,183,423	2,096,956	(86,467)
					$3,161,295

£ British Pound

€ Euro

C-SPEF’s investment objective is to seek to provide long-term capital appreciation. The Fund makes investments directly and through its wholly owned subsidiaries, C-SPEF Holdings, L.P. Incorporated, C-SPEF Investments 1, L.P., C-SPEF Investments 2, L.P., C-SPEF Investments 3-B, L.P., C-SPEF Investments 4, LLC and C-SPEF Investments 5-B, LLC, and CSI PE Aggregator No.1, L.P.

In pursuing its investment objective, C-SPEF intends to invest primarily in an actively managed portfolio of private equity assets. C-SPEF’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers (“Investment Funds”); (ii) investments in equity assets issued by private companies (“Direct Investments”); and (iii) investments alongside Portfolio Funds in equity assets issued by private companies (“Co-Investments” and, collectively with Portfolio Funds and Direct Investments, “Private Equity Investments”). C-SPEF’s investments will primarily be acquired through privately negotiated transactions from investors in Private Equity Investments and/or in connection with the restructuring of a Portfolio Fund or Co-Investment (“Secondary Transactions”); and may also be made through primary commitments to newly formed Portfolio Funds or special purpose vehicles structured to invest in Co-Investments (“Primary Commitments”).

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
December 31, 2024 (Unaudited) (continued)

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B)  inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments are recorded at fair value, using the Investment Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10 and are excluded from leveling classification noted above.

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of December 31, 2024:

Investments	Level 1	Level 2	Level 3	Total
Assets
Direct Investments:
Direct Equity	$—	$—	$250,000	$250,000
Total Direct Investments	$—	$—	$250,000	$250,000
Short-Term Investments	37,821	—	—	37,821
Forward Currency Contracts	—	3,447,188	—	3,447,188
Total Assets	$37,821	$3,447,188	$250,000	$3,735,009
Liabilities
Forward Currency Contracts	—	(285,893)	—	(285,893)
Total Liabilities	$—	$(285,893)	$—	$(285,893)
Total	$37,821	$3,161,295	$250,000	$3,449,116

The Fund held Primary Investments and Secondary Investments with a fair value of $430,815,270 which are excluded from the fair value hierarchy as of December 31, 2024, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a “practical expedient’’ are not required to be included in the fair value hierarchy.

The following is a reconciliation of the amount of the account balances on April 1, 2024 and December 31, 2024 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2024	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Contributions	Distributions	Net Transfers In or Out of Level 3	Balance as of December 31, 2024
Direct Investments:
Direct Equity	$—	$—	$—	$250,000	$—	$—	$250,000
Total Direct Investments	$—	$—	$—	$250,000	$—	$—	$250,000

The amount of the net change in unrealized appreciation (depreciation) for the nine months ended December 31, 2024 relating to investments in Level 3 assets still held at December 31, 2024 is $nil.

The valuation input and technique for Level 3 Fair Value measurements for investments held as of December 31, 2024 was based on the most recent transaction.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
December 31, 2024 (Unaudited) (continued)

Foreign Currency Forward Exchange Contracts

The Fund may enter foreign currency forward exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the

U.S. Dollar are inherent in foreign currency forward exchange contracts.

During the nine months ended December 31, 2024, the Fund entered 10 long/short foreign currency forward exchange contracts. The Fund had $nil in net realized gains (losses) and $3,161,295 change in net unrealized appreciation (depreciation) on foreign currency forward contracts. The outstanding foreign currency forward exchange contract amounts at December 31, 2024 are representative of contract amounts during the period.